Employment, Post-Employment Benefits and Share Compensation Plans - Actuarial interest rate (Details) - France - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employment, Post-Employment Benefits and Share Compensation Plans
Increase in assumption	0.50%	0.50%
Decrease in assumption	(0.50%)	(0.50%)
Weighted average duration of the pension plan	9 years 1 month 6 days	9 years 1 month 6 days
Average duration of the long service awards	12 years 6 months	12 years 6 months
Expected service costs for next year	€ 1,389
Discount rate
Employment, Post-Employment Benefits and Share Compensation Plans
Change of relating pension provision due to increase in assumption	648	€ 598
Change of relating pension provision due to decrease in assumption	(702)	€ (645)
Salary increase
Employment, Post-Employment Benefits and Share Compensation Plans
Change of relating pension provision due to increase in assumption	(701)
Change of relating pension provision due to decrease in assumption	€ 652